UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 21 East Long Lake Road, Suite 200
	Bloomfield Hills, MI  48304


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Client Servicing
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	10/31/2011
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total:  40510  X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1456   539796 SH       SOLE                   539796
ACKERMANS                      FE               BE0003764      654     9179 SH       SOLE                     9179
AMER SPORTS OYJ NPV            FE               F10008809      892    70000 SH       SOLE                    70000
ANSALDO STS SPA                FE               IT0003977      872    86800 SH       SOLE                    86800
ARYZTA AG                      FE               CH0043238     1094    25076 SH       SOLE                    25076
BABCOCK INTL GROUP             FE               GB0009697      835    81316 SH       SOLE                    81316
BARRY CALLEBAUTN               FE               CH0009002     1132     1340 SH       SOLE                     1340
BILFINGER BERGER AG            FE               DE0005909     1674    22000 SH       SOLE                    22000
C&C GROUP ORD                  FE               IE00B010D     1520   400000 SH       SOLE                   400000
CHARTER PLC                    FE               GB0001882     1486   110000 SH       SOLE                   110000
CONSTRUCC Y AUX DE FERROCARR   FE               ES0121975      923     1800 SH       SOLE                     1800
EBRO PULEVA SA                 FE               ES0112501      655    38000 SH       SOLE                    38000
ELEKTA AB NPV                  FE               SE0000163      682    18000 SH       SOLE                    18000
FLSMIDTH AND CO                FE               DK0010234      760    15000 SH       SOLE                    15000
GATE GROUP HOLDING AG          FE               CH0100185      589    18750 SH       SOLE                    18750
GEOX SPA                       FE               IT0003697      552   150000 SH       SOLE                   150000
GERRY WEBER INTERNATIONAL      FE               DE0003304      715    24800 SH       SOLE                    24800
GRAFTON GRP PLC                FE               1E00B00MZ      448   125000 SH       SOLE                   125000
HELLENIC EXCHANGES             FE               GRS395363      266    67427 SH       SOLE                    67427
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745      372   250000 SH       SOLE                   250000
INDRA SISTEMAS -A-             FE               ES0118594      471    32346 SH       SOLE                    32346
IPSOS                          FE               FR0000073     1076    33076 SH       SOLE                    33076
KLOECKNER & CO N               FE               DE000KC01      773    61571 SH       SOLE                    61571
LAMPRELL                       FE               GB00B1CL5     1232   306444 SH       SOLE                   306444
LEONI AG                       FE               DE0005408     1498    46000 SH       SOLE                    46000
LOOMIS AB B                    FE               SE0002683      645    55000 SH       SOLE                    55000
NKT HOLDING                    FE               DK0010287      724    19897 SH       SOLE                    19897
RAMIRENT OYJ                   FE               FI0009007      688   110402 SH       SOLE                   110402
RATIONAL AG                    FE               DE0007010     1479     6500 SH       SOLE                     6500
SHANKS GROUP                   FE               GB0007995     1174   681786 SH       SOLE                   681786
SONOVA                         FE               CH0012549      821     9000 SH       SOLE                     9000
SORIN SPA                      FE               IT0003544     1036   470000 SH       SOLE                   470000
SPECTRIS                       FE               GB0003308     1207    66287 SH       SOLE                    66287
SWISS NATIONAL INSURANCE       FE               CH0010811      988    29400 SH       SOLE                    29400
TELEPERFORMANCE                FE               FR0000051      656    30542 SH       SOLE                    30542
TEN CATE                       FE               NL0000375      920    29500 SH       SOLE                    29500
TREVI FIN IND                  FE               IT0001351     1033   100000 SH       SOLE                   100000
TUBACEX                        FE               ES0132945      282   117000 SH       SOLE                   117000
TULLETT PREBON                 FE               GB00B1H0D      835   157983 SH       SOLE                   157983
TULLOW OIL                     FE               GB0001500     1389    68102 SH       SOLE                    68102
UNITED INTERNET AG             FE               DE0005089      598    35000 SH       SOLE                    35000
WARTSILA OYJ-B SHARES          FE               FI0009003      874    36338 SH       SOLE                    36338
WEIR GROUP                     FE               GB0009465     1391    57600 SH       SOLE                    57600
WINCOR NIXDORF                 FE               DE000A0CA      573    12728 SH       SOLE                    12728
ZUMTOBEL                       FE               AT0000837      593    33914 SH       SOLE                    33914